RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2022
SCHEDULE OF KEY MANAGEMENT TRANSACTIONS

Key management includes the Company’s directors and members of the executive management team. Compensation awarded to key management for the six months ended June 30, 2022 and 2021 included:

20. RELATED PARTY TRANSACTIONS (CONT’D)

	For the three months ended June 30,		For the six months ended June 30,
	2022	2021	2022	2021
Director fees	$119,245	$84,528	$226,691	$171,219
Management fees paid to a company controlled by CEO and director	236,486	52,017	336,486	105,782
Management fees paid to a company controlled by the President and director	226,219	42,844	288,719	86,968
Management fees paid to a company controlled by a former director	87,341	45,000	170,333	90,000
Salaries	271,499	46,962	399,014	169,937
Share-based payments	314,577	625,149	636,660	1,305,246
	$1,255,317	$896,500	$2,057,903	$1,929,152